UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
JANUARY 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.9%
	Shares	Value
CONSUMER DISCRETIONARY — 13.0%
Aramark	6,200	$198,090
Discovery Communications, Cl C*	28,025	762,560
Kohl’s	14,650	728,837
Liberty Media*	11,325	403,057
Liberty Ventures, Ser A*	5,000	196,650
Lowe’s	9,500	680,770
Macy’s	5,000	202,050
Michael Kors Holdings*	18,625	743,138
News	40,325	538,339
Target	9,100	659,022
Walt Disney	3,100	297,042

		5,409,555

CONSUMER STAPLES — 12.8%
Coca-Cola	23,300	1,000,036
Constellation Brands, Cl A	1,200	182,976
Kellogg	12,400	910,656
Kroger	9,700	376,457
Philip Morris International	6,575	591,816
Procter & Gamble	15,725	1,284,575
Wal-Mart Stores	14,600	968,856

		5,315,372

ENERGY — 2.2%
Nabors Industries	85,075	626,152
Valero Energy	3,975	269,783

		895,935

FINANCIALS — 13.1%
Allstate	13,425	813,555
American Express	26,075	1,395,012
American International Group	7,100	401,008
CBRE Group, Cl A*	7,050	197,189
Citigroup	8,400	357,672
JPMorgan Chase	8,375	498,313
Loews	13,950	516,289
Progressive	19,000	593,750
SunTrust Banks	18,600	680,388

		5,453,176

HEALTH CARE — 13.1%
Cigna	5,725	764,860
Gilead Sciences	14,125	1,172,375
Johnson & Johnson	3,750	391,650
Laboratory Corp of America Holdings*	8,525	957,784
Medtronic	9,350	709,852
Pfizer	33,550	1,022,939
Teva Pharmaceutical Industries ADR	6,450	396,546

		5,416,006

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
JANUARY 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 5.1%
ADT	13,350	$394,893
Copa Holdings, Cl A	12,550	591,105
General Electric	13,275	386,302
Rockwell Collins	6,900	558,072
Rolls-Royce PLC*	25,000	200,750

		2,131,122

INFORMATION TECHNOLOGY — 20.8%
Alphabet, Cl C*	1,737	1,290,504
Apple	13,340	1,298,516
Cisco Systems	48,500	1,153,815
eBay*	16,900	396,474
Micron Technology*	52,125	574,939
NetApp	28,300	620,619
NVIDIA	6,400	187,456
Oracle	22,900	831,499
QUALCOMM	29,650	1,344,331
Western Digital	19,175	920,016

		8,618,169

TELECOMMUNICATION SERVICES — 3.3%
Verizon Communications	27,125	1,355,436

UTILITIES — 11.5%
Alliant Energy	8,775	573,359
Duke Energy	12,725	958,192
National Grid ADR	8,200	580,642
PPL	44,975	1,576,824
Southern	9,350	457,402
Xcel Energy	15,900	607,698

		4,754,117

TOTAL COMMON STOCK (Cost $37,309,366)		39,348,888

SHORT-TERM INVESTMENT (A) — 4.6%
Federated Government Obligations Money Market Fund, 0.170% (Cost $1,909,602)	1,909,602	1,909,602

TOTAL INVESTMENTS — 99.5% (Cost $39,218,968)†		$41,258,490

Percentages are based on Net Assets of $41,480,682
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2016.
ADR	American Depositary Receipt
Cl	Class
PLC	Public Limited Company
Ser	Series

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
JANUARY 31, 2016
(Unaudited)

†	At January 31, 2016, the tax basis cost of the Portfolio’s investments was $39,218,968, and the unrealized appreciation and depreciation were $4,200,541 and $(2,161,019), respectively.

As of January 31, 2016, all of the Portfolio’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2016, there were no Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016